Intangible Assets (Details) - Schedule of Estimated Future Amortization Expense - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets (Details) - Schedule of Estimated Future Amortization Expense [Line Items]
2023	$ 139,437	$ 139,437
2024	139,437	139,437
2025	137,770	139,437
2026	132,770	137,770
2027		132,770
Thereafter		652,789
Total estimated future amortization expense	$ 1,237,061	$ 1,341,640